NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Subscription Warrants - AGA Plan (Details) € / shares in Units, € in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2021 EUR (€) shares year € / shares	Jul. 31, 2021 EUR (€) year shares € / shares	Jun. 30, 2021 EUR (€) year shares € / shares	Jul. 31, 2020 EUR (€) year shares € / shares	Feb. 29, 2020 EUR (€) shares year € / shares	Oct. 31, 2019 EUR (€) shares year € / shares	Apr. 30, 2019 EUR (€) year shares € / shares	Jan. 31, 2019 EUR (€) shares year € / shares	Dec. 31, 2021 € / shares
Disclosure of detailed information of operating income loss [line items]
Performance criteria									Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.•If TRi <=0% no shares granted are acquired •If Tri>100% all the shares granted are acquired •If 0%<TRi<100% shares granted are acquired following the TRi percentage
AGA2018
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares							94,200	36,150
Price of underlying share (euro per share)							€ 7.20	€ 6.38
Expected dividends							0.00%	0.00%
Volatility							36.32%	38.22%
Repo margin							5.00%	5.00%
Maturity | year							3	3
Weighted average share price, share options granted (in euro per share)							€ 7.52	€ 6.54
Performance multiple ("PM")							200.00%	200.00%
Fair value (in thousands of euros) | €							€ 269	€ 102
AGA2019
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares					50,037	300,941
Price of underlying share (euro per share)					€ 5.51	€ 3.78
Expected dividends					0.00%	0.00%
Volatility					38.55%	38.76%
Repo margin					5.00%	5.00%
Maturity | year					5	5
Weighted average share price, share options granted (in euro per share)					€ 5.87	€ 4.25
Performance multiple ("PM")					200.00%	300.00%
Fair value (in thousands of euros) | €					€ 133	€ 434
AGA2020
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares			50,831	250,012
Price of underlying share (euro per share)			€ 4.37	€ 6.56
Expected dividends			0.00%	0.00%
Volatility			44.79%	42.23%
Repo margin			5.00%	5.00%
Maturity | year			5	5
Weighted average share price, share options granted (in euro per share)			€ 4.78	€ 6.88
Performance multiple ("PM")			200.00%	200.00%
Fair value (in thousands of euros) | €			€ 121	€ 877
AGA2021
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	93,331	231,000
Price of underlying share (euro per share)	€ 2.10	€ 3.55							€ 2.10
Expected dividends	0.00%	0.00%
Volatility	47.56%	44.72%
Repo margin	5.00%	5.00%
Maturity | year	5	5
Weighted average share price, share options granted (in euro per share)	€ 2.14	€ 3.71
Performance multiple ("PM")	200.00%	200.00%
Fair value (in thousands of euros) | €	€ 133	€ 465